RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Text Block]
9.	RELATED PARTY TRANSACTIONS

During the years ended December 31, 2018, December 31, 2017 and December 31, 2016, the Company entered into the following transactions with related parties:

	December 31,	December 31,	December 31,
	2018	2017	2016

Consulting fees paid or accrued to officers or their companies	$850,028	$610,821	$539,706
Directors’ fees	2,316	2,310	2,267

Stock option grants to officers and directors	—	610,000	400,000
Stock option grant price range	—	$0.24	$0.31

Of the total consulting fees noted above, $548,585 (December 31, 2017 - $318,456, December 31, 2016 - $256,319) was incurred by the Company to a private company of which a related party is a 50% shareholder and director. The related party was entitled to receive $274,292 (December 31, 2017 - $159,228, December 31, 2016 - $127,348) of this amount. As at December 31, 2018, $53,632 (December 31, 2017, $47,924, December 31, 2016 - $47,792) remains payable to this related company and $3,800 (December 31, 2017 - $5,000, December 31, 2016 - $5,000) remains payable to the related party for expenses earned for work on behalf of the Company.

During 2017 the Company granted 610,000 options to insiders at a price of $0.24 (CAD$0.30). A total of $75,502 was included in consulting fees related to these options.

In 2016, a total of 400,000 stock options were issued to an officer of the Company at a strike price of $0.31 per share. A total of $89,643 was included in consulting fees related to these options. In 2015, a total of 250,000 stock options were issued to directors of the Company at a strike price of $0.15 per share. A total of $18,175 was included in consulting fees related to these options.